BLANCHARD                                  BLANCHARD
GROWTH & INCOME                            GROWTH &
FUND                                       INCOME
                                           FUND

Portfolio Adviser
The Chase Manhattan Bank

                                           Annual
                                           Report

                                           October 31, 1997


                                    Annual

The Blanchard Group of Funds are available through Signet/R/ Financial Services, Inc., member NASD, and are advised by an affiliate, Virtus Capital Management, Inc., which is compensated for this service.

-------------------------------------     Available through
Investment products are not deposits,     Signet Financial
obligations of, or guaranteed by any      Services, Inc.
bank. They are not insured by the
FDIC. The involve risk, including
the possible loss of principal            Managed by Virtus Capital
invested.                                 Management, Inc.
------------------------------------
Federated Securities Corp. is the
distributor of the Fund.

(2235)
CUSIP 093265304
G01684-10 (12/94)

PRESIDENT'S MESSAGE

December 15, 1997

Dear Shareholder:

I am pleased to present the Annual Report for the Blanchard Growth & Income Fund covering the fund's fiscal year, from November 1, 1996 through October 31, 1997. The report includes a discussion by the fund's portfolio management team, complete listing of the fund's holdings and the financial statements.

During the 12-month reporting period, the fund's high-quality stock holdings produced a strong total return of 28.22% through dividends totaling $0.07 per share, capital gains totaling $0.28 per share, and an increase in share price from $9.45 to $11.69.* Assets in the fund reached $17.4 million at the end of the reporting period.

Thank you for pursuing your long-term financial goals through the diversification and professional management of the Blanchard Growth & Income Fund. If you have comments or questions, please call Investors' Services at 1-800-829-3863.

                                Sincerely,

                                [Singature of Edward C. Gonzales]
                                Edward C. Gonzales
                                President

*Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.






Dear Shareholder,

  We are pleased to present this Annual Report for the Blanchard Growth & Income Fund for the fiscal year ended October 31, 1997.

The Value of a $10,000 Investment in the Blanchard Growth & Income Fund

The graph below illustrates the hypothetical investment of $10,000 in the Blanchard Growth & Income Fund (the "Fund") from October 31, 1987 to October 31, 1997 compared to the Lipper Growth & Income Fund Index+.

Average Annual Total Returns through 10/31/87
Blanchard Growth & Income Fund*
1 Year                        28.22%
5 Year                        16.11%
10 Year                       22.16%

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A

*The average annual returns quoted above assume reinvestment of distributions. Total return includes changes in principal value. Average annual return is total return annualized and compounded. Past performance is no guarantee of future results.

To achieve its investment objectives, the Fund invests 100% of its assets in the Growth & Income Portfolio (the "Portfolio"), which has identical investment objectives. The performance of the Fund, therefore, depends on the performance of the Portfolio. Because the Fund had no performance history prior to November 1, 1994, the graph set forth above, insofar as it relates to the period prior to November 1, 1994, presents historical performance of the Portfolio adjusted to reflect expenses estimated at the Fund's inception to be charged to shareholders of the Fund.

+ The Lipper Growth & Income Fund Index is an equally weighted performance index of the 30 largest funds in Lipper's Growth & Income Fund category, adjusted for capital gains, distributions and income dividens. Investments cannot be made in an index.

This chart is for comparative purposes only and is not intended to reflect on future performance of the Blanchard Growth & Income Fund or the index.

                                EQUITIES HIGHER

  The U.S. economy, in one of the longest expansions in history, set the stage for solid stock market gains during the reporting period. The market benefited from corporate profit growth, low inflation and continuing inflows from both U.S. and overseas investors. The largest U.S. stocks showed slightly higher gains than small- and mid-capitalization issues. However, smaller issues closed the gap later in the year as investors focused on compelling valuations and earnings. While U.S. stocks were not immune to October's global correction caused by economic and currency instability in Asia, prices recovered as investors recognized the enduring strength of U.S. economic fundamentals.

                               U.S. BOND MARKETS
                               BECOME SAFE HAVEN

  U.S. bond markets were driven by an acute sensitivity to whether the high levels of economic growth would lead to a resurgence of inflation. While this caused bond investors to react to each economic report, inflation remained muted. As the year ended, U.S. bond markets rallied as global investors turned to U.S. Treasury securities in light of global stock market instability.

  After a three-year period in which U.S. stock prices doubled, the October volatility served as a reminder that equity markets are inherently volatile over the short-term. It is important for you to understand the potential risks and returns in an investment program based on your time horizon and risk tolerance. All of us at Blanchard look forward to continuing to help you work toward your financial goals.

                                  HIGHLIGHTS

 . Economic expansion in the U.S. set the stage for solid stock market gains during the reporting period.

 . The stock market benefited from corporate profit growth, low inflation and continuing inflows from U.S. and overseas investors.

 . Bond markets were sensitive to whether the high levels of economic growth would lead to a resurgence of inflation. The bond markets rallied as global investors turned to U.S. Treasury securities in light of global stock market instability.

                                  PERFORMANCE

  Blanchard Growth & Income Fund, which seeks to provide long-term capital appreciation and dividend income produced a total return of 28.22%, for the fiscal year ended October 31, 1997.

                                   STRATEGY

  The fund benefited from overweighted positions in financial stocks as interest rates fell in response to moderating economic growth in 1996. Anticipating that the economy would pick up in early 1997, fund management cut financial exposure but maintained an overweighted stance in technology while adding to sectors such as capital goods, which historically tend to do well in a growing economy.

During the period of volatility following the interest rate hike which occurred on March 25, 1997, fund management turned to technology and health care companies whose stocks, in its opinion, had been battered. By early summer, fund management took a sector-neutral approach and began moving towards stronger valuations at the lower end of the large-cap range and in mid-cap companies.

                                    OUTLOOK

  Fund management are looking for companies that they believe will maintain earnings in a slower economy, as well as those that may benefit from expected lower interest rates. The fund expects to maintain its overweighted stance in mid-cap insurers, but is avoiding aggressive investments in technology until the earnings picture of companies in that sector clears.

                           Sincerely,


                           The Investment Management Team
                           at Chase Manhattan Bank

                           Portfolio Advisers to the
                           Growth & Income Portfolio



BLANCHARD GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------
Investments in Portfolio, at value    $17,390,821
-------------------------------------
Receivable for shares sold                 99,575
-------------------------------------
Deferred organizational expense            37,219
------------------------------------- -----------
  Total assets                         17,527,615
-------------------------------------
LIABILITIES:
----------------------------
Payable for shares redeemed  $  7,248
----------------------------
Accrued expenses               30,377
---------------------------- --------
  Total liabilities                        37,625
------------------------------------- -----------
NET ASSETS                            $17,489,990
------------------------------------- -----------
NET ASSETS CONSIST OF:
-------------------------------------
Paid in capital                       $12,414,282
-------------------------------------
Net unrealized appreciation of
investments in Portfolio                2,907,011
-------------------------------------
Accumulated net realized gain on
investments in Portfolio                2,119,177
-------------------------------------
Undistributed net investment income        49,520
------------------------------------- -----------
  Total Net Assets                    $17,489,990
------------------------------------- -----------
SHARES OUTSTANDING                      1,495,770
------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE:
(net assets / shares outstanding)          $11.69
------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME  ALLOCATED FROM PORTFOLIO:
----------------------------------------------------
Dividend                                              $  256,253
----------------------------------------------------
Interest                                                  88,136
----------------------------------------------------  ----------
Expenses allocated from Portfolio                        (77,611)
----------------------------------------------------  ----------
  Net investment income allocated from Portfolio         266,778
----------------------------------------------------  ----------
EXPENSES:
----------------------------------------
Management fee                            $  115,747
----------------------------------------
Administrative personnel and services
fee                                           75,000
----------------------------------------
Transfer and dividend disbursing agent
fees and expenses                             51,024
----------------------------------------
Directors'/Trustees' fees                      2,034
----------------------------------------
Auditing fees                                 11,506
----------------------------------------
Legal fees                                     6,101
----------------------------------------
Distribution services fee                     42,728
----------------------------------------
Share registration costs                      20,492
----------------------------------------
Printing and postage                          42,183
----------------------------------------
Insurance                                      2,662
----------------------------------------
Amortization of organizational costs          18,167
----------------------------------------
Miscellaneous                                  1,486
----------------------------------------  ----------
  Total expenses                             389,130
----------------------------------------
Waivers--
----------------------------
 Waiver of Management fee      $(115,747)
----------------------------
 Waiver of Distribution
services fee                     (42,728)
----------------------------
 Waiver of Administrative
personnel and services fee       (18,905)
---------------------------- -----------
  Total waivers                             (177,380)
----------------------------------------  ----------
    Net expenses                                         211,750
----------------------------------------------------  ----------
      Net investment income                               55,028
----------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM PORTFOLIO:
----------------------------------------------------
Net realized gain on investment transactions           2,379,002
----------------------------------------------------
Net realized gain on financial futures contracts
transactions                                              63,908
----------------------------------------------------  ----------
  Net realized gain from Portfolio                     2,442,910
----------------------------------------------------
Net change in unrealized appreciation of
investments in Portfolio                               1,570,778
----------------------------------------------------  ----------
  Net realized and unrealized gain on investments
  in Portfolio                                         4,013,688
----------------------------------------------------  ----------
    Change in net assets resulting from operations    $4,068,716
----------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       YEAR ENDED OCTOBER 31,
                                                       ------------------------
                                                          1997         1996
------------------------------------------------------ -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                  $    55,028  $   100,911
------------------------------------------------------
Net realized gain on investment transactions             2,379,002      931,403
------------------------------------------------------
Net realized gain on financial futures contracts
transactions                                                63,908       25,334
------------------------------------------------------
Net change in unrealized appreciation of investments
in Portfolio                                             1,570,778      849,993
------------------------------------------------------ -----------  -----------
  Change in net assets resulting from operations         4,068,716    1,907,641
------------------------------------------------------ -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                  (106,419)     --
------------------------------------------------------
Distributions from net realized gains                     (440,487)    (153,889)
------------------------------------------------------ -----------  -----------
  Change in net assets resulting from distributions to
  shareholders                                            (546,906)    (153,889)
------------------------------------------------------ -----------  -----------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                             3,543,603   12,224,700
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                          525,487      143,325
------------------------------------------------------
Cost of shares redeemed                                 (5,650,094)  (5,015,878)
------------------------------------------------------ -----------  -----------
  Change in net assets resulting from share
  transactions                                          (1,581,004)   7,352,147
------------------------------------------------------ -----------  -----------
    Change in net assets                                 1,940,806    9,105,899
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                     15,549,184    6,443,285
------------------------------------------------------ -----------  -----------
End of period (including undistributed net investment
income of $49,520 and $100,911, respectively)          $17,489,990  $15,549,184
------------------------------------------------------ -----------  -----------

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          YEAR ENDED OCTOBER 31,
                          ------------------------
                           1997     1996     1995
------------------------  -------  -------  ------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 9.45   $ 8.11  $ 7.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income
(loss)                       0.04     0.06   (0.03)
------------------------
 Net realized and
 unrealized gain on
 investments
 and futures contracts       2.55     1.44    1.15
------------------------  -------  -------  ------
Total from investment
operations                   2.59     1.50    1.12
------------------------  -------  -------  ------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
investment income           (0.07)   --      (0.01)
------------------------
 Distributions from net
 realized gain on
 investments
 and futures contracts      (0.28)   (0.16)   --
------------------------  -------  -------  ------
Total distributions         (0.35)   (0.16)  (0.01)
------------------------  -------  -------  ------
NET ASSET VALUE, END OF
PERIOD                     $11.69   $ 9.45  $ 8.11
------------------------  -------  -------  ------
TOTAL RETURN (A)            28.22%   18.77%  16.03%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
 Expenses (b)                1.75%    1.90%   3.81%
------------------------
 Net investment income
(loss)                       0.33%    0.83%  (0.64%)
------------------------
 Expense
waiver/reimbursement (c)     1.07%    1.71%   0.77%
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
period (000 omitted)      $17,490  $15,549  $6,443
------------------------

(a) Based on net asset value.

(b) Reflects the Fund's proportionate share of the respective Portfolio's expenses and the Fund's fee waivers and expense reimbursements by the Funds' Manager, Distributor and Administrator.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


BLANCHARD GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
-------------------------------------------------------------------------------

1. ORGANIZATION

Blanchard Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six funds. The financial statements included herein are only those of Blanchard Growth & Income Fund (the "Fund"). The financial statements of the other funds are presented separately. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

The Fund's investment objective is to provide long-term capital appreciation and dividend income. The Fund seeks to achieve its investment objective by investing all of its investable assets in Growth & Income Portfolio (the "Portfolio") which is an open-end management investment company having the same investment objective as the Fund. The Portfolio is advised by Chase Manhattan Corporation N.A., its Portfolio Adviser. At October 31, 1997, the Fund owned 0.65% of the Portfolio.

These financial statements should be read together with the accompanying portfolio of investments and financial statements of the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the Notes to those accompanying Financial Statements.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--The Fund records daily its pro-rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Expenses directly attributable to the Fund are charged to the Fund. Certain expenses for the Trust are allocated among all the Funds in the Trust based upon their relative average net assets. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.



BLANCHARD GROWTH & INCOME FUND
-------------------------------------------------------------------------------
  RECLASSIFICATION OF NET ASSET ACCOUNTS--During the year ended October 31, 1997, the Fund reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences were reclassified (increase/(decrease)) between paid-in capital and accumulated net realized gain/(loss) on investments:

   PAID-IN                                                     ACCUMULATED NET
   CAPITAL                                                      REALIZED GAIN
   -------                                                     ---------------
   $826,779                                                       ($826,779)

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  DEFERRED EXPENSES--The costs incurred by the Fund with respect to organizational expenses and registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in shares were as follows:

                                                               YEAR ENDED
                                                              OCTOBER 31,
                                                           -------------------
                                                             1997      1996
---------------------------------------------------------  --------  ---------
Shares sold                                                 336,561  1,400,562
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                     54,624     17,436
---------------------------------------------------------
Shares redeemed                                            (540,682)  (567,216)
---------------------------------------------------------  --------  ---------
  Net change resulting from share transactions             (149,497)   850,782
---------------------------------------------------------  --------  ---------

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Virtus Capital Management, Inc., the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.70% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.



BLANCHARD GROWTH & INCOME FUND
-------------------------------------------------------------------------------
ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with administrative personnel and services. The fee is based on the level of average aggregate daily net assets of the Trust for the period. The administrative fee received during any fiscal year for the Fund shall be at least $75,000. The administrator may voluntarily choose to waive any portion of its fee. The administrator can modify or terminate this voluntary waiver at any time at its sold discretion.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. This fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of FServ, FAS and FSC.

5. SUBSEQUENT EVENT

On July 18, 1997, Signet Banking Corporation ("Signet") entered into a definitive Agreement and Plan of Reorganization whereby Signet was acquired by First Union Corporation ("First Union"). This merger consummated on November 28, 1997. As a result of this merger, First Union now controls Virtus Capital Management, Inc., the Fund's investment manager.

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization pursuant to which, on or about February 27, 1998, all of the assets, and certain liabilities of the Fund would be acquired in exchange for shares of a similarly managed fund (the "Acquiring Fund") that is advised by affiliates of First Union. The reorganization would result in the liquidation and termination of the Fund. Pursuant to the reorganization, shareholders of the Fund will receive, tax-free, the number of shares of the Acquiring Fund having a value equal to the value of their shares immediately prior to the reorganization. Consummation of the reorganization is subject to approval of the shareholders of the Fund.


INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees of BLANCHARD FUNDS and Shareholders of BLANCHARD GROWTH & INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Blanchard Growth & Income Fund as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1997 and 1996, and the financial highlights for the periods ended in 1997 and 1996. The financial highlights for the period ended in 1995 was audited by other auditors, whose report thereon dated December 22, 1995, expressed an unqualified opinion. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Blanchard Growth & Income Fund as of October 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

As more fully described in Note 5, on November 28, 1997 the Fund entered into an Agreement and Plan of Reorganization, pursuant to which on or about February 27, 1998, all of the assets, and certain liabilities of the Fund would be acquired in exchange for shares of a similarly managed fund that is advised by affiliates of First Union Corporation. The reorganization would result in the liquidation and termination of the Fund.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
December 22, 1997


GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

   SHARES                   ISSUER                       VALUE
 ---------- --------------------------------------   --------------
 LONG-TERM INVESTMENTS--96.4%
 -------------------------------------------------
 COMMON STOCK--89.1%
 -------------------------------------------------
            AEROSPACE--0.8%
            --------------------------------------
    300,000 United Technologies, Corp.               $   21,000,000
            --------------------------------------   --------------
            AGRICULTURAL PRODUCTION/SERVICES--1.8%
            --------------------------------------
    250,000 AGCO Corp.                                    7,250,000
            --------------------------------------
    450,000 Case Corp.                                   26,915,625
            --------------------------------------
    250,000 Deere & Co.                                  13,156,250
            --------------------------------------   --------------
                                                         47,321,875
            --------------------------------------   --------------
            AIRLINES--1.3%
            --------------------------------------
    300,001 AMR Corp., Delaware*                         34,931,366
            --------------------------------------   --------------
            AUTOMOTIVE--1.3%
            --------------------------------------
    245,000 General Motors                               15,725,938
            --------------------------------------
    401,000 Lear Corp.*                                  19,273,063
            --------------------------------------   --------------
                                                         34,999,001
            --------------------------------------   --------------
            BANKING--6.4%
            --------------------------------------
    450,000 BankAmerica Corp.                            32,175,000
            --------------------------------------
    325,000 Comerica, Inc.                               25,695,313
            --------------------------------------
    410,000 First Union Corp.                            20,115,625
            --------------------------------------
    325,000 NationsBank Corp.                            19,459,375
            --------------------------------------
    500,000 Norwest Corp.                                16,031,250
            --------------------------------------
     65,000 Signet Banking Corp.                          3,497,813
            --------------------------------------
    175,000 U.S. Bancorp                                 17,795,312
            --------------------------------------
    500,000 Washington Mutual Inc.                       34,218,750
            --------------------------------------   --------------
                                                        168,988,438
            --------------------------------------   --------------
            BROADCASTING--1.6%
            --------------------------------------
    206,000 Clear Channel Communications, Inc.*          13,596,000
            --------------------------------------
    500,000 Comast Corp., Special Class A                13,750,000
            --------------------------------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                    ISSUER                        VALUE
 ---------- ----------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ---------------------------------------------------
 COMMON STOCK--CONTINUED
 ---------------------------------------------------
            BROADCASTING--CONTINUED
            ----------------------------------------
    645,341 Tele-Communications, TCI Group, Class A*   $   14,802,509
            ----------------------------------------   --------------
                                                           42,148,509
            ----------------------------------------   --------------
            BUSINESS SERVICES--0.5%
            ----------------------------------------
    450,000 Equifax, Inc.                                  13,978,125
            ----------------------------------------   --------------
            CHEMICALS--2.1%
            ----------------------------------------
    450,000 Dow Chemical Co.                               40,837,500
            ----------------------------------------
    250,000 duPont (EI) deNemours                          14,218,750
            ----------------------------------------   --------------
                                                           55,056,250
            ----------------------------------------   --------------
            COMPUTER SOFTWARE--2.1%
            ----------------------------------------
    150,000 Cisco Systems, Inc.*                           12,304,680
            ----------------------------------------
    550,000 Computer Associates International              41,009,375
            ----------------------------------------
     35,000 McAfee Associates, Inc.*                        1,741,250
            ----------------------------------------   --------------
                                                           55,055,305
            ----------------------------------------   --------------
            COMPUTERS/COMPUTER HARDWARE--4.9%
            ----------------------------------------
    387,500 Compaq Computer Corp.*                         24,703,125
            ----------------------------------------
    650,000 EMC Corp., Mass.*                              36,400,000
            ----------------------------------------
    338,000 International Business Machines Corp.          33,145,125
            ----------------------------------------
    280,000 Storage Technology Corp.*                      16,432,500
            ----------------------------------------
    600,000 Sun Microsystems, Inc.*                        20,550,000
            ----------------------------------------   --------------
                                                          131,230,750
            ----------------------------------------   --------------
            CONSTRUCTION MACHINERY--0.8%
            ----------------------------------------
    400,000 Caterpillar, Inc.                              20,500,000
            ----------------------------------------   --------------
            CONSUMER PRODUCTS--2.2%
            ----------------------------------------
    275,000 Avon Products, Inc.                            18,012,500
            ----------------------------------------
    200,000 Colgate-Palmolive Co.                          12,950,000
            ----------------------------------------
    725,000 Philip Morris Companies, Inc.                  28,728,125
            ----------------------------------------   --------------
                                                           59,690,625
            ----------------------------------------   --------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  SHARES                        ISSUER                           VALUE
 --------- -----------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 ---------------------------------------------------------
 COMMON STOCK--CONTINUED
 ---------------------------------------------------------
           DIVERSIFIED--4.2%
           -----------------------------------------------
    95,500 American Standard Companies, Inc.*                $    3,414,125
           -----------------------------------------------
 1,200,000 BTR Ltd. PLC, ADR (United Kingdom)                    16,359,600
           -----------------------------------------------
 1,000,000 Canadian Pacific, Ltd.                                29,812,500
           -----------------------------------------------
   930,000 Tyco International Ltd.                               35,107,500
           -----------------------------------------------
 1,000,000 Westinghouse Electric Corp.                           26,437,500
           -----------------------------------------------   --------------
                                                                111,131,225
           -----------------------------------------------   --------------
           ELECTRONICS/ELECTRICAL EQUIPMENT--1.9%
           -----------------------------------------------
   400,000 Adaptec, Inc.*                                        19,375,000
           -----------------------------------------------
   200,000 Intel Corp.                                           15,400,000
           -----------------------------------------------
   150,000 Texas Instruments                                     16,003,125
           -----------------------------------------------   --------------
                                                                 50,778,125
           -----------------------------------------------   --------------
           ENTERTAINMENT/LEISURE--4.4%
           -----------------------------------------------
   900,000 Carnival Corp., Class A                               43,650,000
           -----------------------------------------------
   549,700 GTECH Holdings Corp.*                                 17,727,825
           -----------------------------------------------
   269,000 MGM Grand, Inc.*                                      11,802,375
           -----------------------------------------------
   254,659 Tele-Communications TCI Ventures Group, Ser. A*        5,873,072
           -----------------------------------------------
   400,000 Time Warner, Inc.                                     23,075,000
           -----------------------------------------------
   500,000 Viacom, Inc., Class B*                                15,125,000
           -----------------------------------------------   --------------
                                                                117,253,272
           -----------------------------------------------   --------------
           FINANCIAL SERVICES--2.5%
           -----------------------------------------------
   650,000 Federal Home Loan Mortgage Corp.                      24,618,750
           -----------------------------------------------
   350,000 Lehman Brothers Holding, Inc.                         16,471,875
           -----------------------------------------------
   550,000 Morgan Stanley, Dean Witter, Discover and Co.         26,950,000
           -----------------------------------------------   --------------
                                                                 68,040,625
           -----------------------------------------------   --------------
           FOOD/BEVERAGE PRODUCTS--3.1%
           -----------------------------------------------
   850,000 ConAgra, Inc.                                         25,606,250
           -----------------------------------------------
 1,000,000 PepsiCo., Inc.                                        36,812,500
           -----------------------------------------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                   ISSUER                       VALUE
 ---------- --------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------
            FOOD/BEVERAGE PRODUCTS--CONTINUED
            --------------------------------------
    400,000 Unilever NV, ADR (Netherlands)           $   21,350,000
            --------------------------------------   --------------
                                                         83,768,750
            --------------------------------------   --------------
            HEALTH CARE/HEALTH CARE SERVICES--3.2%
            --------------------------------------
    401,000 Columbia/HCA Healthcare Corp.                11,328,250
            --------------------------------------
  1,750,000 HEALTHSOUTH Corp.*                           44,734,375
            --------------------------------------
    500,000 Tenet Healthcare Corp.*                      15,281,250
            --------------------------------------
    530,000 Vencor, Inc.*                                14,310,000
            --------------------------------------   --------------
                                                         85,653,875
            --------------------------------------   --------------
            INSURANCE--4.9%
            --------------------------------------
    400,000 Allstate Corp.                               33,175,000
            --------------------------------------
    215,750 American International Group                 22,019,984
            --------------------------------------
    330,000 Equitable Companies, Inc.                    13,591,875
            --------------------------------------
    190,000 Loews Corp.                                  21,220,625
            --------------------------------------
    240,000 NAC Re Corp.                                 10,680,000
            --------------------------------------
    400,000 Reliastar Financial Corp.                    14,950,000
            --------------------------------------
    225,000 Travelers Group, Inc.                        15,750,000
            --------------------------------------   --------------
                                                        131,387,484
            --------------------------------------   --------------
            MANUFACTURING--3.6%
            --------------------------------------
    190,100 Honeywell, Inc.                              12,938,681
            --------------------------------------
    637,500 Ingersoll-Rand Co.                           24,822,656
            --------------------------------------
    490,000 Johnson Controls                             21,988,750
            --------------------------------------
    300,000 Kennametal Inc.                              14,550,000
            --------------------------------------
    100,000 McDermott International                       3,631,250
            --------------------------------------
    400,000 Parker Hannifin Corp.                        16,725,000
            --------------------------------------   --------------
                                                         94,656,337
            --------------------------------------   --------------
            METALS/MINING--1.9%
            --------------------------------------
    500,000 Aluminum Co. of America (ALCOA)              36,500,000
            --------------------------------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                      ISSUER                          VALUE
 ---------- --------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------------
            METALS/MINING--CONTINUED
            --------------------------------------------
    370,000 Newmont Mining Corp.                           $   12,950,000
            --------------------------------------------   --------------
                                                               49,450,000
            --------------------------------------------   --------------
            OFFICE/BUSINESS EQUIPMENT--1.2%
            --------------------------------------------
    400,000 Xerox Corp.                                        31,725,000
            --------------------------------------------   --------------
            OIL & GAS--8.5%
            --------------------------------------------
    600,000 Apache Corp.                                       25,200,000
            --------------------------------------------
    250,000 British Petroleum PLC, ADR (United Kingdom)        21,937,500
            --------------------------------------------
    500,000 Coastal Corp.                                      30,062,500
            --------------------------------------------
    400,000 Dresser Industries, Inc.                           16,850,000
            --------------------------------------------
    640,000 Halliburton Company                                38,160,000
            --------------------------------------------
    470,000 Mobil Corp.                                        34,221,875
            --------------------------------------------
    525,000 Oryx Energy Co.*                                   14,470,313
            --------------------------------------------
    580,000 Texaco, Inc.                                       33,023,750
            --------------------------------------------
    364,900 USX-Marathon Group                                 13,045,175
            --------------------------------------------   --------------
                                                              226,971,113
            --------------------------------------------   --------------
            PAPER/FOREST PRODUCTS--0.7%
            --------------------------------------------
    600,000 Willamette Industries, Inc.                        19,837,500
            --------------------------------------------   --------------
            PHARMACEUTICALS--4.4%
            --------------------------------------------
    350,000 Bristol-Myers Squibb Co.                           30,712,500
            --------------------------------------------
    575,000 Pharmacia & Upjohn, Inc.                           18,256,250
            --------------------------------------------
    480,000 Schering-Plough Corp.                              26,910,000
            --------------------------------------------
    850,000 SmithKline Beecham PLC, ADR (United Kingdom)       40,481,250
            --------------------------------------------   --------------
                                                              116,360,000
            --------------------------------------------   --------------
            PIPELINES--0.0%
            --------------------------------------------
     25,000 Tubos de Acero de Mexico SA, ADR (Mexico)*            504,688
            --------------------------------------------   --------------
            PRINTING & PUBLISHING--1.4%
            --------------------------------------------
    675,000 New York Times Company, Class A                    36,956,250
            --------------------------------------------   --------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                      ISSUER                          VALUE
 ---------- --------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------------
 COMMON STOCK--CONTINUED
 -------------------------------------------------------
            REAL ESTATE INVESTMENT TRUST--3.0%
            --------------------------------------------
    345,000 Beacon Properties Corp.                        $   14,533,125
            --------------------------------------------
    100,000 Boston Properties, Inc.*                            3,200,000
            --------------------------------------------
    190,000 Cali Realty Corp.                                   7,695,000
            --------------------------------------------
    655,800 Duke Realty Investments, Inc.                      14,755,500
            --------------------------------------------
    200,000 Equity Office Properties Trust                      6,112,500
            --------------------------------------------
    280,000 Equity Residential Properties Trust                14,140,000
            --------------------------------------------
    338,181 Security Capital Industrial Trust                   8,306,571
            --------------------------------------------
    720,000 Security Capital US Realty, ADR (Luxemburg)*       10,152,000
            --------------------------------------------   --------------
                                                               78,894,696
            --------------------------------------------   --------------
            RETAILING--6.5%
            --------------------------------------------
    640,000 American Stores Co.                                16,440,000
            --------------------------------------------
    520,000 CVS Corp.                                          31,882,500
            --------------------------------------------
    450,000 Dayton-Hudson Corp.                                28,265,625
            --------------------------------------------
    525,000 Federated Department Stores*                       23,100,000
            --------------------------------------------
  1,155,000 Kroger Co.*                                        37,681,875
            --------------------------------------------
    350,000 Office Depot, Inc.*                                 7,218,750
            --------------------------------------------
    300,000 Safeway, Inc.*                                     17,437,500
            --------------------------------------------
    300,000 Tandy Corp.                                        10,312,500
            --------------------------------------------   --------------
                                                              172,338,750
            --------------------------------------------   --------------
            TELECOMMUNICATIONS--4.2%
            --------------------------------------------
    450,000 Bell Atlantic Corp.                                35,943,750
            --------------------------------------------
    650,000 BellSouth Corp.                                    30,753,125
            --------------------------------------------
    400,000 Sprint Corp.                                       20,800,000
            --------------------------------------------
    700,000 WorldCom, Inc.                                     23,537,500
            --------------------------------------------   --------------
                                                              111,034,375
            --------------------------------------------   --------------
            TEXTILES--1.1%
            --------------------------------------------
    300,000 Liz Claiborne, Inc.                                15,206,250
            --------------------------------------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

   SHARES                        ISSUER                            VALUE
 ---------- ------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -----------------------------------------------------------
 COMMON STOCK--CONTINUED
 -----------------------------------------------------------
            TEXTILES--CONTINUED
            ------------------------------------------------
    400,000 Unifi, Inc.                                        $   15,375,000
            ------------------------------------------------   --------------
                                                                   30,581,250
            ------------------------------------------------   --------------
            UTILITIES--2.6%
            ------------------------------------------------
            Centrais Electricas Brasileiras SA-Electrobras,         5,442,400
    250,000 ADR (Brazil)
            ------------------------------------------------
    425,000 CINergy Corp.                                          14,025,000
            ------------------------------------------------
     50,000 Consolidated Edison Co. of New York, Inc.               1,712,500
            ------------------------------------------------
    555,000 FPL Group Inc.                                         28,686,563
            ------------------------------------------------
    550,000 Pinnacle West Capital Corp.                            19,146,875
            ------------------------------------------------   --------------
                                                                   69,013,338
            ------------------------------------------------   --------------
            TOTAL COMMON STOCK (COST $1,780,499,636)            2,371,236,897
            ------------------------------------------------   --------------
 CONVERTIBLE PREFERRED STOCK--2.3%
 -----------------------------------------------------------
            AIRLINES--0.4%
            ------------------------------------------------
     10,000 Continentail Air Finance Trust, 8.50%, 12/01/20           945,570
            ------------------------------------------------
     90,000 Continentail Air Finance Trust, 8.50%, 12/01/20#        8,510,130
            ------------------------------------------------   --------------
                                                                    9,455,700
            ------------------------------------------------   --------------
            AEROSPACE--0.1%
            ------------------------------------------------
            Loral Space & Communications, Inc., 6.00%,              2,932,368
     48,000 11/01/06#
            ------------------------------------------------   --------------
            ALTERNATE ENERGY--0.2%
            ------------------------------------------------
     86,000 Calenergy Capital Trust II, 6.25%, 02/25/12#            4,411,542
            ------------------------------------------------
     25,000 Calenergy Capital Trust III, 6.50%#                     1,213,675
            ------------------------------------------------   --------------
                                                                    5,625,217
            ------------------------------------------------   --------------
            ENTERTAINMENT/LEISURE--0.3%
            ------------------------------------------------
    150,000 Time Warner Financing Trust, Hasbro, $1.24              6,487,500
            ------------------------------------------------   --------------
            INSURANCE--0.2%
            ------------------------------------------------
     67,000 American Bankers Insurance Group, 6.25%, Ser. B         5,293,000
            ------------------------------------------------   --------------
            MULTI-MEDIA--0.1%
            ------------------------------------------------
            Echostar Communications Corp. Ser. C, 6.75%,            3,000,000
     60,000 12/31/49
            ------------------------------------------------   --------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                         ISSUER                           VALUE
 ----------- -----------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -----------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--CONTINUED
 -----------------------------------------------------------
             PAPER/FOREST PRODUCTS--0.2%
             -----------------------------------------------
     125,000 International Paper Capital Corp., 5.25%#         $    6,136,750
             -----------------------------------------------   --------------
             TELECOMMUNICATIONS--0.6%
             -----------------------------------------------
      50,000 AirTouch Communications, 4.25%, 08/16/16               3,000,000
             -----------------------------------------------
             TCI Pacific Communications Inc., Class A, 5.0%,       13,937,500
     100,000 7/31/06
             -----------------------------------------------   --------------
                                                                   16,937,500
             -----------------------------------------------   --------------
             UTILITIES--0.2%
             -----------------------------------------------
     102,000 Houston Industries, Inc., 7.00%, 07/01/00              5,584,500
             -----------------------------------------------   --------------
             TOTAL CONVERTIBLE PREFERRED STOCK (COST               61,452,535
             $49,766,002)
             -----------------------------------------------   --------------
 WARRANTS--0.0%
 -----------------------------------------------------------
             REAL ESTATE INVESTMENT TRUST--0.0%
             -----------------------------------------------
      15,742 Security Capital Group, Class B, 09/18/98                 75,758
             -----------------------------------------------   --------------
 CONVERTIBLE CORPORATE NOTES & BONDS--2.7%
 -----------------------------------------------------------
             AUTOMOTIVE--0.2%
             -----------------------------------------------
 $ 4,500,000 Magna International Inc., 5.0%, 10/15/02               5,723,460
             -----------------------------------------------   --------------
             COMPUTERS/COMPUTER HARDWARE--0.2%
             -----------------------------------------------
   3,600,000 EMC Corp., 3.25%, 03/15/02#                            4,937,220
             -----------------------------------------------   --------------
             ELECTRONICS--0.3%
             -----------------------------------------------
   7,000,000 Xilinx Inc., 5.25%, 11/01/02#                          6,905,500
             -----------------------------------------------   --------------
             ENTERTAINMENT /LEISURE--0.1%
             -----------------------------------------------
   2,250,000 Family Golf Centers, Inc.# 5.75%, 10/15/04             2,149,695
             -----------------------------------------------   --------------
             ENVIRONMENTAL SERVICE--0.0%
             -----------------------------------------------
   1,000,000 USA Waste Services Inc., 4.00%, 02/01/02               1,066,250
             -----------------------------------------------   --------------
             GOVERNMENT ISSUE--0.2%
             -----------------------------------------------
   5,000,000 Republic of Italy, 5.0%, 06/28/01                      5,300,000
             -----------------------------------------------   --------------
             HEALTH CARE/HEALTH CARE SERVICES--0.5%
             -----------------------------------------------
   3,000,000 Alternative Living Services, 7.0%, 06/01/04#           3,960,000
             -----------------------------------------------
   5,000,000 Atria Communities, Inc., 5.0%, 10/15/02#               5,039,050
             -----------------------------------------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                          ISSUER                            VALUE
 ----------- -------------------------------------------------   --------------
 LONG-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------------------
 CONVERTIBLE CORPORATE NOTES & BONDS--CONTINUED
 -------------------------------------------------------------
             HEALTH CARE/HEALTH CARE SERVICES--CONTINUED
             -------------------------------------------------
 $ 3,500,000 Carematrix Corp., 6.25%, 08/15/04#                  $    3,749,760
             -------------------------------------------------   --------------
                                                                     12,748,810
             -------------------------------------------------   --------------
             HOTELS/OTHER LODGING--0.2%
             -------------------------------------------------
   5,000,000 Hilton Hotels Corp., 5.0%, 05/15/06                      5,575,000
             -------------------------------------------------   --------------
             PAPER/FOREST PRODUCTS--0.2%
             -------------------------------------------------
   6,600,000 South African Pulp & Paper Industries, BVI
             Finance Ltd., 7.5%, 08/01/02                             6,187,500
             -------------------------------------------------   --------------
             RETAILING--0.6%
             -------------------------------------------------
   4,000,000 Federated Department Stores, 5.0%, 10/01/03              5,520,000
             -------------------------------------------------
   8,500,000 Rite Aide Corp., 5.25%, 09/15/02#                        9,144,130
             -------------------------------------------------   --------------
                                                                     14,664,130
             -------------------------------------------------   --------------
             TELECOMMUNICATIONS--0.2%
             -------------------------------------------------
             Telefonica Europe BV, (Netherlands), 2.0%,               2,537,500
   2,500,000 07/15/02#
             -------------------------------------------------
   3,500,000 Tel-Save Holdings Inc., 4.5%, 09/15/02#                  3,701,285
             -------------------------------------------------   --------------
                                                                      6,238,785
             -------------------------------------------------   --------------
             TOTAL CONVERTIBLE CORPORATE NOTES & BONDS (COST         71,496,350
             $65,157,500)
             -------------------------------------------------   --------------
 U.S. TREASURY SECURITIES--2.3%
 -------------------------------------------------------------
             U.S. Treasury Bond, 7.25%, 08/15/22 (Cost               62,011,950
  55,000,000 $60,980,313)
             -------------------------------------------------   --------------
             TOTAL LONG-TERM INVESTMENTS (COST $1,956,403,451)    2,566,273,490
             -------------------------------------------------   --------------
 SHORT-TERM INVESTMENTS--3.3%
 -------------------------------------------------------------
             U.S. TREASURY SECURITIES--0.0%
             -------------------------------------------------
   1,500,000 U.S. Treasury Bill, 11/20/97 (Cost $1,495,951)           1,495,951
             -------------------------------------------------   --------------
             COMMERCIAL PAPER--1.5%
             -------------------------------------------------
  20,000,000 General Electric Capital Corp., 5.53%, 12/03/97         19,901,689
             -------------------------------------------------
  20,000,000 Household Finance Corp., 5.5%, 11/04/97                 19,990,833
             -------------------------------------------------   --------------
             TOTAL COMMERCIAL PAPER (COST $39,892,522)               39,892,522
             -------------------------------------------------   --------------


GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                          ISSUER                            VALUE
 ----------- -------------------------------------------------   --------------
 SHORT-TERM INVESTMENTS--CONTINUED
 -------------------------------------------------------------
             TIME DEPOSIT--1.8%
             -------------------------------------------------
             Deutsche Bank, AG (United States) 5.66%, 11/03/97   $   47,969,000
 $47,969,000 (Cost $47,969,000)
             -------------------------------------------------   --------------
             TOTAL SHORT-TERM INVESTMENTS (COST $89,357,473)         89,357,473
             -------------------------------------------------   --------------
             TOTAL INVESTMENTS--99.7% (COST $2,045,760,924)      $2,655,630,963
             -------------------------------------------------   --------------

See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                   GROWTH &       CAPITAL
                                                    INCOME         GROWTH
                                                  PORTFOLIO      PORTFOLIO
                                                -------------- --------------
ASSETS:
----------------------------------------------
Investment securities, at value (Note 1)        $2,655,630,963 $1,299,754,510
----------------------------------------------
Cash                                                     2,918            881
----------------------------------------------
Receivables:
----------------------------------------------
Investment securities sold                          18,219,400     20,338,534
----------------------------------------------
Interest and dividends                               5,747,296        462,960
----------------------------------------------
Other assets                                            47,197         51,558
----------------------------------------------  -------------- --------------
  Total Assets                                   2,679,647,774  1,320,608,443
----------------------------------------------  -------------- --------------
LIABILITIES:
----------------------------------------------
Payable for investment securities purchased         15,041,996      4,413,524
----------------------------------------------
Accrued Liabilities: (Note 2)
----------------------------------------------
Administration fees                                    118,145         58,859
----------------------------------------------
Investment advisory fees                               944,161        470,864
----------------------------------------------
Custodian                                               36,504         20,624
----------------------------------------------
Other                                                  196,542        171,725
----------------------------------------------  -------------- --------------
  Total Liabilities                                 16,337,348      5,135,596
----------------------------------------------  -------------- --------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                       $2,663,310,426 $1,315,472,847
----------------------------------------------  -------------- --------------
Cost of Investments                             $2,045,760,924 $  975,694,796
----------------------------------------------  -------------- --------------

See Notes to financial statements.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                      GROWTH &      CAPITAL
                                                       INCOME        GROWTH
                                                     PORTFOLIO     PORTFOLIO
                                                    ------------  ------------
INVESTMENT INCOME:
--------------------------------------------------
Dividend                                            $ 38,535,143  $ 11,201,524
--------------------------------------------------
Interest                                              13,181,160     4,663,619
--------------------------------------------------
Foreign taxes withheld                                  (227,963)     (315,627)
--------------------------------------------------  ------------  ------------
  Total investment income                             51,488,340    15,549,516
--------------------------------------------------  ------------  ------------
EXPENSES: (NOTE 2)
--------------------------------------------------
Investment Advisory fees                               9,877,868     4,971,835
--------------------------------------------------
Administration fees                                    1,234,733       621,480
--------------------------------------------------
Custodian fees                                           163,385        98,945
--------------------------------------------------
Amortization of organization costs (Note 1)                7,990         7,990
--------------------------------------------------
Professional fees                                        102,521       102,519
--------------------------------------------------
Trustees fees and expenses                                49,389        24,859
--------------------------------------------------
Other                                                    170,609       138,574
--------------------------------------------------  ------------  ------------
  Total expenses                                      11,605,495     5,966,202
--------------------------------------------------  ------------  ------------
Net investment income                                 39,881,845     9,583,314
--------------------------------------------------
 -------------------------------------------------  ------------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
--------------------------------------------------
Net realized gain (loss) on:
--------------------------------------------------
Investments                                          355,973,872   141,951,607
--------------------------------------------------
Futures transactions                                   9,654,862       --
--------------------------------------------------
Change in net unrealized appreciation/depreciation
on investments                                       231,319,779   146,677,178
--------------------------------------------------  ------------  ------------
  Net realized and unrealized gain on investments    596,948,513   288,628,785
--------------------------------------------------  ------------  ------------
Net increase in net assets from operations          $636,830,358  $298,212,099
--------------------------------------------------  ------------  ------------

See Notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             GROWTH & INCOME PORTFOLIO        CAPITAL GROWTH PORTFOLIO
                           ------------------------------  --------------------------------
                                    YEAR ENDED                       YEAR ENDED
                           ------------------------------  --------------------------------
                              10/31/97        10/31/96        10/31/97         10/31/96
                           --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN
NET ASSETS:
-------------------------
FROM OPERATIONS--
-------------------------
Net investment income      $   39,881,845  $   46,623,872  $     9,583,314  $    12,451,547
-------------------------
Net realized gain on
investments and futures
transactions                  365,628,734     163,677,802      141,951,607      132,963,967
-------------------------
Change in net unrealized
appreciation/depreciation
on investments and
futures                       231,319,779     163,237,283      146,677,178       71,608,504
-------------------------  --------------  --------------  ---------------  ---------------
Increase in net assets
from operations               636,830,358     373,538,957      298,212,099      217,024,018
-------------------------  --------------  --------------  ---------------  ---------------
TRANSACTIONS IN
INVESTORS'
BENEFICIAL INTEREST:
-------------------------
Contributions                 788,831,006     470,616,913      936,937,099    1,114,082,444
-------------------------
Withdrawals                  (854,698,879)   (605,973,572)  (1,009,808,684)  (1,260,399,848)
-------------------------  --------------  --------------  ---------------  ---------------
Net increase (decrease)
from transactions in
investors'
beneficial interests          (65,867,873)   (135,356,659)     (72,871,585)    (146,317,404)
-------------------------  --------------  --------------  ---------------  ---------------
Net increase in net
assets                        570,962,485     238,182,298      225,340,514       70,706,614
-------------------------
NET ASSETS:
-------------------------
Beginning of period         2,092,347,941   1,854,165,643    1,090,132,333    1,019,425,719
-------------------------  --------------  --------------  ---------------  ---------------
End of period              $2,663,310,426  $2,092,347,941  $ 1,315,472,847  $ 1,090,132,333
-------------------------  --------------  --------------  ---------------  ---------------

See Notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
-------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 19, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Portfolios:

A.VALUATION OF INVESTMENTS--Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B.REPURCHASE AGREEMENTS--It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C.
  FUTURES CONTRACTS--When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.


-------------------------------------------------------------------------------

  The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of long futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

  The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

  As of October 31, 1997, the Portfolios had no outstanding futures contracts.

D.WRITTEN OPTIONS--When a Portfolio writes an option on a futures contract, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

  The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

  As of October 31, 1997 the Portfolios had no outstanding written options.

E.SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

F.ORGANIZATION COSTS--Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

G.FEDERAL INCOME TAXES--The Portfolios intend to continue to qualify as a partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.


H.EXPENSES--Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.



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2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A.INVESTMENT ADVISORY FEE--Pursuant to separate Investment Advisory Agreements,
  The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee.

  The fee is computed daily and paid monthly at an annual rate equal to 0.40% of each Portfolio's average daily net assets.

  Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub- Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

B.CUSTODIAL FEES--Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

C.ADMINISTRATION FEE--Pursuant to an Administration Agreement, Chase (the
  "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

3. INVESTMENT TRANSACTIONS

For the year ended October 31, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                                            GIP           CGP
-------------------------------------  -------------- ------------
Purchases (excluding U.S. Government)  $1,781,972,894 $863,031,652
-------------------------------------
Sales (excluding U.S. Government)       1,474,324,449  771,903,060
-------------------------------------
Purchases of U.S. Government               60,980,313         --
-------------------------------------
Sales of U.S. Government                         --           --
-------------------------------------

The portfolio turnover rates of GIP and CGP for the year ended were 65% and 67% respectively. The average commission rates paid per share were $.05990 and $.0587 for GIP and CGP, respectively.


-------------------------------------------------------------------------------

4. RETIREMENT PLAN

The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

               ACCRUED
     PENSION   PENSION
     EXPENSES LIABILITY
---  -------- ---------
GIP  $21,526   $68,330
----------------------
CGP   11,661    33,265
----------------------


REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Trustees and Beneficial Interest Holders of Growth and Income Portfolio and Capital Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth and Income Portfolio and Capital Growth Portfolio (the "Portfolios") at October 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
December 17, 1997


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
John E. Murray, Jr.                   Joseph S. Machi
Wesley W. Posvar                         Vice President and Assistant
Marjorie P. Smuts                        Treasurer
                                      Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary




This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.





                   Appendix for Blanchard Growth & Income Fund


A. The graphic presentation here displayed consists of a line graph titled "The Value of a $10,000 Investment in Blanchard Growth & Income Fund." The corresponding components of the line graph are listed underneath. The Fund is represented by a dotted line. The Lipper Growth & Income Fund Index is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in Blanchard Growth & Income Fund and the Lipper Growth & Income Fund Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the the 10-year period from 10/31/87 through 10/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lipper Growth & Income Fund Index; the ending values are $75,294, and $42,357, respectively.